Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details)	11 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Net income		$ 2,531,400
Less: Remeasurement of Class A Ordinary Shares to redemption value		(22,016,067)
Net loss including accretion of Class A Ordinary Shares to redemption value		$ (19,484,667)
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage	$ (22,016,067)
Non-redeemable Class A and Class B Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares) | shares		7,837,163
Net income allocated by class		$ 618,008
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage		(6,170,606)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value		0
Total (loss) income based on ownership percentage		$ (5,552,599)
Weighted average Ordinary Shares outstanding (in Shares) | shares		7,220,364
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares		$ (0.77)
Basic and diluted net (loss) income per share (in Dollars per share) | $ / shares		$ (0.77)
Redeemable shares Class A Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Total number of Ordinary Shares (in Shares) | shares		20,125,000
Net income allocated by class		$ 1,913,392
Less: Remeasurement of Class A Ordinary Shares to redemption value based on ownership percentage		(15,845,461)
Plus: Accretion applicable to remeasurement of redeemable Class A Ordinary Shares to redemption value		22,016,067
Total (loss) income based on ownership percentage		$ 8,083,999
Weighted average Ordinary Shares outstanding (in Shares) | shares		12,260,769
Basic and diluted net income (loss) per share (in Dollars per share) | $ / shares		$ 0.66
Basic and diluted net (loss) income per share (in Dollars per share) | $ / shares		$ 0.66
Ownership Percentage [Member] | Non-redeemable Class A and Class B Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	28.00%	28.00%
Ownership Percentage [Member] | Redeemable shares Class A Ordinary Shares [Member]
Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) [Line Items]
Ownership percentage	72.00%	72.00%